Significant accounting policies - Segment Reporting (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Operating and reportable segment		1	1
Number of reportable segments	1		2